Summary of Principal Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2011 Y
Buildings
Property and equipment, net
Estimated useful life (in years)	30
Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life (in years)	5
Motor vehicles
Property and equipment, net
Estimated useful life (in years)	5